Expense Example - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - Fidelity Series Long-Term Treasury Bond Index Fund - Fidelity Series Long-Term Treasury Bond Index Fund
Apr. 29, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none